Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Operating expenses:
Research and development	$ 4,516	$ 4,110	$ 15,882	$ 14,328
General and administrative	3,117	5,535	11,260	18,155
Impairment of in-process research and development			5,228
Total operating expenses	7,633	9,645	32,370	32,483
Operating loss	(7,633)	(9,645)	(32,370)	(32,483)
Other income (expense), net:
Foreign exchange gain (loss)	(20)	(136)	(64)	(450)
Other income (expense), net	35	(13)	(1,211)	(556)
Total other income (expense), net	15	(149)	(1,275)	(1,006)
Loss before income taxes	(7,618)	(9,794)	(33,645)	(33,489)
Income tax benefit		128	926	306
Net loss	(7,618)	(9,666)	(32,719)	(33,183)
Net loss attributable to non-controlling interest	17	10	122	10
Net loss attributable to Strongbridge Biopharma	(7,601)	(9,656)	(32,597)	(33,173)
Comprehensive loss	(7,601)	(9,656)	(32,597)	(33,173)
Net loss attributable to ordinary shareholders:
Basic and diluted	$ (7,601)	$ (9,656)	$ (32,597)	$ (33,173)
Net loss per share attributable to ordinary shareholders:
Basic and diluted	$ (0.36)	$ (0.51)	$ (1.54)	$ (2.18)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders
Basic and diluted	21,205,382	18,784,190	21,205,382	15,203,440